Borrowings - Secured Agreements (Details) € in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Nov. 06, 2020 EUR (€)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 ARS ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 31, 2020 USD ($)	Aug. 09, 2019 USD ($)	Dec. 15, 2015 USD ($)
Borrowings
Aggregate principal amount				$ 1,333,237,000		$ 1,465,437,000	$ 1,439,603,000
Cash deposit pledged as collateral				59,072		38,511
Repayments of borrowings, classified as financing activities				$ 200,475,000		$ 328,775,000	$ 266,839,000
Armenia International Airports C.J.S.C. | Senior Secured Dual Currency Facility Agreement
Borrowings
Aggregate principal amount										$ 40,000,000
Repayments of borrowings, classified as financing activities | €					€ 20
Aeropuertos Argentina 2000 SA [Member]
Borrowings
Aggregate principal amount								$ 2,000,000
Aeropuertos Argentina 2000 SA [Member] | Offshore renegotiation
Borrowings
Repayments of borrowings, classified as financing activities		$ 1,700,000	$ 1,350.5
Aeropuertos Argentina 2000 SA [Member] | Onshore credit facility agreement
Borrowings
Aggregate principal amount									$ 85,000,000
Aeropuertos Argentina 2000 SA [Member] | Offshore credit facility agreement
Borrowings
Aggregate principal amount									$ 35,000,000
Toscana Aeroporti S.p.A.
Borrowings
Proceeds disbursed | €	€ 85
Percentage of loans backed by SACE guarantees	90.00%
Grace period after the term of loan	6 years